Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net Loss	$ (20,251)	$ (1,862,284)	$ (110,328)
Adjustments for non-cash items:
Depreciation and amortization	264,145	266,819	261,372
Unrealized foreign exchange loss / (gain)	411	(44,157)	4,383
Deferred tax expense / (benefit)	19,692	(82,876)	(96,993)
Interest expense , net	(2,642)	24,394	74,282
Share based compensation	28,873	62,354	101,770
Other income, net	(20,515)	(45,489)	(232,539)
Impairment expense on goodwill and intangible assets	1,254	1,887,223	324,145
Allowance for credit losses and other	21,186	35,541	15,102
Loss on disposal of subsidiaries and other assets, net	386	1,359	0
Non-cash lease expense	8,937	7,034	9,523
Movements in working capital:
Accounts receivable, net	(18,813)	(34,224)	(42,592)
Prepaid expenses, other current assets, and related party receivables	6,953	(13,085)	3,456
Accounts payable, other liabilities, and related party payables	(32,974)	17,400	(25,733)
Income tax (receivable) / payable	(22,620)	17,192	(24,386)
Net cash flows provided by operating activities	234,022	237,201	261,462
Cash flows from investing activities
Purchase of property, plant & equipment	(12,849)	(4,543)	(5,616)
Purchase of merchant portfolios	(30,735)	(56,438)	(63,906)
Other intangible asset expenditures	(89,319)	(89,065)	(78,227)
Acquisition of businesses, net of cash acquired	0	(424,722)	(263,520)
Net cash outflow on disposal of subsidiaries	0	(826)	0
Receipts under derivative financial instruments	10,208	0	0
Cash inflow from merchant reserves	12,200	0	0
Cash outflow for merchant reserves	(24,400)	0	0
Other investing activities, net	(342)	0	0
Net cash flows used in investing activities	(135,237)	(575,594)	(411,269)
Cash flows from financing activities
Cash settled equity awards	(484)	(990)	0
Repurchases of shares withheld for taxes	(8,467)	(6,937)	0
Proceeds from exercise of warrants	5	3	0
Net cash inflow from reorganization and recapitalization	0	0	1,167,874
Payment of equity issuance costs	0	0	(151,722)
Settlement funds - merchants and customers, net	(588,151)	686,877	(36,994)
Repurchases of borrowings	(167,424)	(45,511)	0
Proceeds from loans and borrowings	125,597	120,669	2,962,112
Repayment of loans and borrowings	(121,724)	(148,919)	(3,433,206)
Cash outflow on foreign exchange forward contract	0	0	(6,504)
Payment of debt issuance costs	0	(6,781)	(7,077)
Proceeds under line of credit	900,000	796,600	600,000
Repayments under line of credit	(900,000)	(771,600)	(600,000)
Receipts / (payments) under derivative financial instruments	0	137	(48,457)
Contingent consideration received	300	2,621	7,942
Contingent and deferred consideration paid	(10,680)	(19,834)	(7,681)
Net cash provided by financing activities	(771,028)	(606,335)	446,287
Effect of foreign exchange rate changes	43,317	(112,465)	(88,614)
(Decrease) / increase in cash and cash equivalents, including customer accounts and other restricted cash, net during the year	(628,926)	155,477	207,866
Cash and cash equivalents, including customer accounts and other restricted cash, net at beginning of the year	2,127,195	1,971,718	1,763,852
Cash and cash equivalents, including customer accounts and other restricted cash, net at end of the year	1,498,269	2,127,195	1,971,718
Supplemental cash flow disclosures:
Cash paid for interest	153,790	102,230	91,545
Cash paid/(received) for Income taxes, net	43,768	(13,182)	36,269
Cash and cash equivalents	202,322	260,219	313,439
Customer accounts and other restricted cash, net	1,295,947	1,866,976	1,658,279
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,498,269	$ 2,127,195	$ 1,971,718